SELECTED STATEMENTS OF INCOME DATA (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
SELECTED STATEMENTS OF INCOME DATA
NOTE 19 -	SELECTED STATEMENTS OF INCOME DATA

	Year ended December 31,
	2011	2010	2009
Financial income (expenses), net:

Financial income:
Foreign currency translation adjustments	$1,168	$1,102	$1,541
Tax refund	95	191	130
Derivatives	352	149	192
Interest on cash equivalents, short-term bank deposits and others	213	128	328

	1,828	1,570	2,191

Financial expenses:
Bank charges	(84)	(177)	(214)
Interest on long-term loans	(308)	(211)	(206)
Foreign currency translation adjustments	(1,159)	(1,215)	(1,462)
Interest expenses on call option to Non controlling interest	-	-	(72)
Derivatives	(642)	-	(18)
Others	(15)	(78)	(70)
	(2,208)	(1,681)	(2,042)

	$(380)	$(111)	$149